Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000223440 | GNMA9249966
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223440 | FHLMC9249896
Holdings [Line Items]
Percent of Total Investments	3.00%
C000223440 | Intel9249732
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223440 | FHLMC9249844
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223440 | FNMA9249668
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223440 | Arbor Realty Trust9249683
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223440 | GNMA9249968
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | U.S. Treasury Notes9249870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | GNMA9249959
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | GNMA9249978
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223440 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223440 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223440 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223440 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223440 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223440 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223440 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000223439 | GNMA9249966
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223439 | FHLMC9249896
Holdings [Line Items]
Percent of Total Investments	3.00%
C000223439 | Intel9249732
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223439 | FHLMC9249844
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223439 | FNMA9249668
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223439 | Arbor Realty Trust9249683
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223439 | GNMA9249968
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | U.S. Treasury Notes9249870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | GNMA9249959
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | GNMA9249978
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223439 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223439 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223439 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223439 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223439 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223439 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000223441 | Cie de L'Odet9249494
Holdings [Line Items]
Percent of Total Investments	9.90%
C000223441 | Bollore9249491
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223441 | U.S. Treasury Notes9249579
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223441 | Lagardere9249497
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223441 | PrairieSky Royalty9249483
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223441 | Alphabet9249429
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223441 | U.S. Treasury Notes9249584
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223441 | Joint9249455
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223441 | Keweenaw Land Association9249457
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223441 | International Workplace Group PLC9249451
Holdings [Line Items]
Percent of Total Investments	3.70%
C000223441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000223441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000223441 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000223441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223441 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223441 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223441 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Cie de L'Odet9249494
Holdings [Line Items]
Percent of Total Investments	9.90%
C000223442 | Bollore9249491
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223442 | U.S. Treasury Notes9249579
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223442 | Lagardere9249497
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223442 | PrairieSky Royalty9249483
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223442 | Alphabet9249429
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223442 | U.S. Treasury Notes9249584
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223442 | Joint9249455
Holdings [Line Items]
Percent of Total Investments	4.10%
C000223442 | Keweenaw Land Association9249457
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223442 | International Workplace Group PLC9249451
Holdings [Line Items]
Percent of Total Investments	3.70%
C000223442 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000223442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000223442 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000223442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223442 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223442 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223442 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%